Consolidated statements of operations - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating revenue
Passenger revenue	R$ 14,594,945	R$ 8,811,044	R$ 5,039,607
Other revenues	1,353,122	1,164,685	704,519
Total Revenue	15,948,067	9,975,729	5,744,126
Operating expenses
Aircraft fuel	(6,561,288)	(3,257,223)	(1,508,750)
Salaries and benefits	(1,954,568)	(1,748,441)	(1,426,637)
Airport fees	(911,246)	(677,653)	(465,606)
Passenger expenses	(641,900)	(395,533)	(288,327)
Maintenance	(616,209)	(546,647)	(451,241)
Advertising and publicity	(699,003)	(403,987)	(329,829)
Depreciation and amortization (a)	(2,094,448)	(1,544,333)	(1,805,553)
Impairment and onerous contracts	1,102,791	1,075,682	757,554
Insurance	(81,665)	(62,781)	(61,786)
Rental	(203,398)	(221,800)	(94,124)
Other	(1,857,578)	(2,138,218)	(1,468,908)
Total operating expenses	(14,518,512)	(9,920,934)	(7,143,207)
Operating profit (loss)	1,429,555	54,795	(1,399,081)
Financial result
Financial income	277,289	154,280	60,298
Financial expenses	(4,793,782)	(3,838,243)	(2,514,587)
Derivative financial instruments, net	958,005	864,184	(2,207,470)
Foreign currency exchange, net	1,406,566	(1,443,046)	(4,302,540)
Financial result	(2,151,922)	(4,262,825)	(8,964,299)
Result from related party transactions	0	(5,178)	(713,834)
Loss before income tax and social contribution	(722,367)	(4,213,208)	(11,077,214)
Current income tax and social contribution	0	0	(11)
Deferred income tax and social contribution	0	0	242,516
Loss for the year	R$ (722,367)	R$ (4,213,208)	R$ (10,834,709)
Common shares
Financial result
Basic net income (loss) per share	R$ (0.03)	R$ (0.16)	R$ (0.42)
Diluted net income (loss) per share	(0.03)	(0.16)	(0.42)
Preferred shares
Financial result
Basic net income (loss) per share	(2.08)	(12.19)	(31.67)
Diluted net income (loss) per share	R$ (2.08)	R$ (12.19)	R$ (31.67)